12. Investments (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cnova N.V. [Member] | Cnova N.V. ("Cnova Holanda") [Member]
Disclosure of associates [line items]
Company type		Cnova N.V. (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cdiscount Afrique SAS ("Cdiscount Afrique") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Afrique SAS (“Cdiscount Afrique”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cdiscount International BV ("Cdiscount Internacional") [Member]
Disclosure of associates [line items]
Company type		Cdiscount International BV (“Cdiscount Internacional”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cnova France SAS ("Cnova France") [Member]
Disclosure of associates [line items]
Company type		Cnova France SAS (“Cnova France”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cdiscount S.A. ("Cdiscount") [Member]
Disclosure of associates [line items]
Company type		Cdiscount S.A. (“Cdiscount”)
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N.V. [Member] | Cdiscount Cote d'Ivoire SAS Ivory Coast ("Cdiscount Cote") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)
Location (state)		Ivory Coast
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cdiscount Senegal SAS ("Cdiscount Senegal") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Location (state)		Senegal
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | Cdiscount Cameroun SAS ("Cdiscount Cameroun") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Location (state)		Cameroon
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | CLatam AS Uruguay ("CLatam") [Member]
Disclosure of associates [line items]
Company type		CLatam AS Uruguay (“CLatam”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N.V. [Member] | Cdiscount Panama S.A. ("Cdiscount Panama") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Panama S.A. (“Cdiscount Panama”)
Location (state)		Panama
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N.V. [Member] | Cdiscount Uruguay S.A. ("Cdiscount Uruguay") [Member]
Disclosure of associates [line items]
Company type		Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N.V. [Member] | Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) ("Ecdiscoc Comercializadora") [Member]
Disclosure of associates [line items]
Company type		Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Location (state)		Ecuador
Direct and indirect equity interest - %		23.78%	23.78%
Cnova N.V. [Member] | Cnova Pay [Member]
Disclosure of associates [line items]
Company type		Cnova Pay
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | BeezUP SAS ("BezzUp") [Member]
Disclosure of associates [line items]
Company type		BeezUP SAS ("BezzUp")
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N.V. [Member] | CARYA [Member]
Disclosure of associates [line items]
Company type		CARYA
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N.V. [Member] | HALTAE [Member]
Disclosure of associates [line items]
Company type		HALTAE
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N.V. [Member] | C-Logistics [Member]
Disclosure of associates [line items]
Company type	[1]	C-Logistics
Location (state)		France
Direct and indirect equity interest - %		28.56%	33.87%
Cnova N.V. [Member] | NEOSYS [Member]
Disclosure of associates [line items]
Company type		NEOSYS
Location (state)		France
Direct and indirect equity interest - %		17.33%	17.33%
Cnova N.V. [Member] | Neotech Solutions [Member]
Disclosure of associates [line items]
Company type		Neotech Solutions
Location (state)		Morocco
Direct and indirect equity interest - %		17.33%	17.33%
Cnova N.V. [Member] | NEOSYS Tunisie [Member]
Disclosure of associates [line items]
Company type	[2]	NEOSYS Tunisie
Location (state)		Tunisia
Direct and indirect equity interest - %		17.33%
Cnova N.V. [Member] | C Chez Vous [Member]
Disclosure of associates [line items]
Company type	[1]	C Chez Vous
Location (state)		France
Direct and indirect equity interest - %		28.56%
Cnova N.V. [Member] | Phoenix [Member]
Disclosure of associates [line items]
Company type	[2]	Phoenix
Location (state)		France
Direct and indirect equity interest - %		16.99%
FIC [Member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [Member]
Disclosure of associates [line items]
Company type		Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Location (state)		Brazil
Direct and indirect equity interest - %		35.76%	41.92%
FIC [Member] | Banco Investcred Unibanco S.A. ("BINV") [Member]
Disclosure of associates [line items]
Company type		Banco Investcred Unibanco S.A. (“BINV”)
Location (state)		Brazil
Direct and indirect equity interest - %			21.62%
FIC [Member] | FIC Promotora de Vendas Ltda. ("FIC Promotora") [Member]
Disclosure of associates [line items]
Company type		FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Location (state)		Brazil
Direct and indirect equity interest - %		35.76%	41.92%
Exito [Member] | Cnova N.V. ("Cnova Holanda") [Member]
Disclosure of associates [line items]
Company type		Cnova N.V (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		0.18%
Exito [Member] | Puntos Colombia S.A.S ("Puntos") [Member]
Disclosure of associates [line items]
Company type		Puntos Colombia S.A.S ("Puntos")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%
Exito [Member] | Compania de Financiamento Tuya S.A. ("Tuya") [Member]
Disclosure of associates [line items]
Company type		Compañia de Financiamento Tuya S.A. ("Tuya")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%

[1]	Companies changed interest held in C_logistics by C Chez Vous
[2]	Companies created in 2019 by Cnova N.V